Capital Stock and Reverse Stock Split - Summary of Warrants Activity (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Warrants Outstanding Beginning balance, Shares	1,873,684	67,204
Warrants Granted, Shares	330,000	550,478	67,204
Warrants Reset feature, Shares	386,870,032	1,256,002
Warrants Exercised, Shares	25,674,109
Warrants Forfeited/canceled, Shares	32,894,737
Warrants Outstanding Ending balance, Shares	330,504,870	1,873,684	67,204
Warrants Outstanding Beginning balance, Weighted Average Exercise Price	$ 0.4914	$ 0.003
Warrants Granted, Weighted Average Exercise Price	0.5000	0.002	0.03
Warrants Reset feature, Weighted Average Exercise Price	0.0032	0.001
Warrants Exercised, Weighted Average Exercise Price	0.0051
Warrants Forfeited/canceled, Weighted Average Exercise Price	0.0032
Warrants Outstanding Ending balance, Weighted Average Exercise Price	$ 0.0032	$ 0.4914	$ 0.003